Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

Year	Summary Compensation Table Total for Principal Executive Officer (PEO) ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income ($ in millions) (5)	Operating EBITDA (non-GAAP) ($ in millions) (6)
					Total Shareholder Return	Peer Group Total Shareholder Return (4)
2022	7,808,070	(14,373,512)	2,362,459	(173,097)	66.00	151.13	(287)	449
2021	12,619,247	23,627,955	3,899,958	5,361,892	173.66	187.16	343	902
2020	11,170,316	21,720,594	3,065,564	4,508,137	135.54	124.48	(360)	726
_______________
(1)Mr. Schneider served as the Company's PEO (CEO and President) for each year presented.
(2)The Company's Non-PEO NEOs were: (i) in 2022, Ms. Simonelli; Ms. McSherry; Ms. Yannaccone and Ms. Wasser, (ii) in 2021, Ms. Simonelli; Ms. Wasser; Mr. M. Ryan Gorman; and Ms. Katrina Helmkamp, and (iii) in 2020, Ms. Simonelli; Ms. Wasser; Ms. Helmkamp; and Mr. Casey.
(3)The following table reflects adjustments made to total compensation amounts reported in the Summary Compensation Table ("SCT") for the PEO and Non-PEO NEOs for each applicable year to compute "Compensation Actually Paid" pursuant to Item 402(v) of Regulation S-K:

PEO (a)	2022	2021	2020
Total Compensation as reported in the SCT	$7,808,070	$12,619,247	$11,170,316
Deduction of amounts reported under the "Stock Awards" column of the SCT	(6,796,238)	(6,607,955)	(7,258,745)
Deduction of amounts reported under the "Option Awards" column of the SCT	—	—	—
Increase for fair value of equity awards granted during the year that remain outstanding and unvested as of year-end	1,733,121	10,575,495	11,981,413
Increase for fair value of equity awards granted during the year that vested during the year	—	—	—
Change in fair value from the prior year-end to the current year-end for awards granted in prior years that were outstanding and unvested as of current year-end	(8,999,746)	5,346,914	5,145,877
Change in fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the current year	(4,379,556)	2,539,328	915,681
Deduction for the fair value of awards (determined at the end of the prior year) granted in prior years that were forfeited during the current year	(3,739,163)	(845,074)	(233,948)
Increase for the value of any dividends or other earnings paid on equity awards during the year prior to the vesting date that are not otherwise included in the total compensation for the year	—	—	—
Deduction for the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT	—	—	—
Increase for pension value attributable to current year's service and any change in pension value attributable to plan amendments made during the current year	—	—	—
Compensation Actually Paid to PEO	$(14,373,512)	$23,627,955	$21,720,594

Non-PEO NEOs ($ amounts presented as averages) (a)	2022	2021	2020
Total Compensation as reported in the SCT	$2,362,459	$3,899,958	$3,065,564
Deduction of amounts reported under the "Stock Awards" column of the SCT	(1,579,605)	(932,201)	(954,082)
Deduction of amounts reported under the "Option Awards" column of the SCT	—	—	—
Increase for fair value of equity awards granted during the year that remain outstanding and unvested as of year-end	472,838	1,474,849	1,609,838
Increase for fair value of equity awards granted during the year that vested during the year	—	—	—
Change in fair value from the prior year-end to the current year-end for awards granted in prior years that were outstanding and unvested as of current year-end	(895,369)	651,998	816,268
Change in fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the current year	(342,309)	347,271	(1,763)
Deduction for the fair value of awards (determined at the end of the prior year) granted in prior years that were forfeited during the current year	(191,111)	(79,983)	(14,036)
Increase for the value of any dividends or other earnings paid on equity awards during the year prior to the vesting date that are not otherwise included in the total compensation for the year	—	—	—
Deduction for the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT	—	—	(13,652)
Increase for pension value attributable to current year's service and any change in pension value attributable to plan amendments made during the current year	—	—	—
Compensation Actually Paid to Non-PEO NEOs	$(173,097)	$5,361,892	$4,508,137
_______________
(a)    The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of CFCF PSU awards was estimated using the closing stock price of our common stock as of the last day of the applicable year and adjusted for management's estimate of performance; (3) the fair value of RTSR PSU awards was estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: estimates of performance, expected volatility, risk-free interest rate, correlation coefficient, and dividend yield); and (4) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects for each particular award and valuation date: adjustments for expected volatility, risk-free interest rate, dividend yield, expected term - calculated using the simplified method, and stock price). Declining stock price served as the primary driver of change in the fair value of options, partially offset by an increase in volatility - in particular for options granted prior to 2019, none of which were in-the-money as of any valuation date applicable to this table.
(4)Peer group is the S&P Home Builders Select Industry index, or XHB Index (which includes a diversified group of holdings representing home building, building products, home furnishings and home appliances). The XHB Index is the published industry or line-of-business index utilized in the Company's Annual Report on Form 10-K for the year ended December 31, 2022.
(5)Represents the amount of net income (loss) reflected in our audited financial statements for each applicable fiscal year.
(6)Operating EBITDA is our primary non-GAAP measure. See Annex A for a definition of Operating EBITDA, an explanation of why we believe this non-GAAP measure is useful to investors and the limitations of this measure as an analytical tool.
Most Important Company Performance Measures

Company Selected Measure Name		Operating EBITDA
Named Executive Officers, Footnote [Text Block]		Mr. Schneider served as the Company's PEO (CEO and President) for each year presented.(2)The Company's Non-PEO NEOs were: (i) in 2022, Ms. Simonelli; Ms. McSherry; Ms. Yannaccone and Ms. Wasser, (ii) in 2021, Ms. Simonelli; Ms. Wasser; Mr. M. Ryan Gorman; and Ms. Katrina Helmkamp, and (iii) in 2020, Ms. Simonelli; Ms. Wasser; Ms. Helmkamp; and Mr. Casey.
Peer Group Issuers, Footnote [Text Block]		Peer group is the S&P Home Builders Select Industry index, or XHB Index (which includes a diversified group of holdings representing home building, building products, home furnishings and home appliances). The XHB Index is the published industry or line-of-business index utilized in the Company's Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	[1]	$ 7,808,070	$ 12,619,247	$ 11,170,316
PEO Actually Paid Compensation Amount	[2],[3]	$ (14,373,512)	23,627,955	21,720,594
Adjustment To PEO Compensation, Footnote [Text Block]

PEO (a)	2022	2021	2020
Total Compensation as reported in the SCT	$7,808,070	$12,619,247	$11,170,316
Deduction of amounts reported under the "Stock Awards" column of the SCT	(6,796,238)	(6,607,955)	(7,258,745)
Deduction of amounts reported under the "Option Awards" column of the SCT	—	—	—
Increase for fair value of equity awards granted during the year that remain outstanding and unvested as of year-end	1,733,121	10,575,495	11,981,413
Increase for fair value of equity awards granted during the year that vested during the year	—	—	—
Change in fair value from the prior year-end to the current year-end for awards granted in prior years that were outstanding and unvested as of current year-end	(8,999,746)	5,346,914	5,145,877
Change in fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the current year	(4,379,556)	2,539,328	915,681
Deduction for the fair value of awards (determined at the end of the prior year) granted in prior years that were forfeited during the current year	(3,739,163)	(845,074)	(233,948)
Increase for the value of any dividends or other earnings paid on equity awards during the year prior to the vesting date that are not otherwise included in the total compensation for the year	—	—	—
Deduction for the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT	—	—	—
Increase for pension value attributable to current year's service and any change in pension value attributable to plan amendments made during the current year	—	—	—
Compensation Actually Paid to PEO	$(14,373,512)	$23,627,955	$21,720,594

Non-PEO NEO Average Total Compensation Amount	[4]	$ 2,362,459	3,899,958	3,065,564
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ (173,097)	$ 5,361,892	$ 4,508,137
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEOs ($ amounts presented as averages) (a)	2022	2021	2020
Total Compensation as reported in the SCT	$2,362,459	$3,899,958	$3,065,564
Deduction of amounts reported under the "Stock Awards" column of the SCT	(1,579,605)	(932,201)	(954,082)
Deduction of amounts reported under the "Option Awards" column of the SCT	—	—	—
Increase for fair value of equity awards granted during the year that remain outstanding and unvested as of year-end	472,838	1,474,849	1,609,838
Increase for fair value of equity awards granted during the year that vested during the year	—	—	—
Change in fair value from the prior year-end to the current year-end for awards granted in prior years that were outstanding and unvested as of current year-end	(895,369)	651,998	816,268
Change in fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the current year	(342,309)	347,271	(1,763)
Deduction for the fair value of awards (determined at the end of the prior year) granted in prior years that were forfeited during the current year	(191,111)	(79,983)	(14,036)
Increase for the value of any dividends or other earnings paid on equity awards during the year prior to the vesting date that are not otherwise included in the total compensation for the year	—	—	—
Deduction for the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT	—	—	(13,652)
Increase for pension value attributable to current year's service and any change in pension value attributable to plan amendments made during the current year	—	—	—
Compensation Actually Paid to Non-PEO NEOs	$(173,097)	$5,361,892	$4,508,137

Equity Valuation Assumption Difference, Footnote [Text Block]		The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of CFCF PSU awards was estimated using the closing stock price of our common stock as of the last day of the applicable year and adjusted for management's estimate of performance; (3) the fair value of RTSR PSU awards was estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: estimates of performance, expected volatility, risk-free interest rate, correlation coefficient, and dividend yield); and (4) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects for each particular award and valuation date: adjustments for expected volatility, risk-free interest rate, dividend yield, expected term - calculated using the simplified method, and stock price). Declining stock price served as the primary driver of change in the fair value of options, partially offset by an increase in volatility - in particular for options granted prior to 2019, none of which were in-the-money as of any valuation date applicable to this table.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Below is an unranked list of the most important measures the Company used during 2022 to link executive compensation actually paid to Company performance.
Tabular List
Operating EBITDA*
Relative Total Stockholder Returns
Cumulative Free Cash Flow*
		_______________
Total Shareholder Return Amount		$ 66.00	$ 173.66	$ 135.54
Peer Group Total Shareholder Return Amount	[5]	151.13	187.16	124.48
Net Income (Loss)	[6]	$ (287,000,000)	$ 343,000,000	$ (360,000,000)
Company Selected Measure Amount	[7]	449,000,000	902,000,000	726,000,000
PEO Name		Mr. Schneider
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Operating EBITDA*
Non-GAAP Measure Description [Text Block]		Operating EBITDA is our primary non-GAAP measure. See Annex A for a definition of Operating EBITDA, an explanation of why we believe this non-GAAP measure is useful to investors and the limitations of this measure as an analytical tool.Most Important Company Performance Measures
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Stockholder Returns
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cumulative Free Cash Flow*
PEO [Member] | Deduction of SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	$ (6,796,238)	$ (6,607,955)	$ (7,258,745)
PEO [Member] | Deduction of SCT Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0	0	0
PEO [Member] | Change in Fair Value of Awards Granted and Outstanding during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	1,733,121	10,575,495	11,981,413
PEO [Member] | Change in Fair Value of Awards Granted and Vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0	0	0
PEO [Member] | Change in Fair Value of Outstanding Awards Granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(8,999,746)	5,346,914	5,145,877
PEO [Member] | Change in Fair Value of Vested Awards Granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(4,379,556)	2,539,328	915,681
PEO [Member] | Deduction of Fair Value of Awards Forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(3,739,163)	(845,074)	(233,948)
PEO [Member] | Increase in the Fair Value of Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0	0	0
PEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0	0	0
PEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0	0	0
Non-PEO NEO [Member] | Deduction of SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(1,579,605)	(932,201)	(954,082)
Non-PEO NEO [Member] | Deduction of SCT Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted and Outstanding during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	472,838	1,474,849	1,609,838
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted and Vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Awards Granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(895,369)	651,998	816,268
Non-PEO NEO [Member] | Change in Fair Value of Vested Awards Granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(342,309)	347,271	(1,763)
Non-PEO NEO [Member] | Deduction of Fair Value of Awards Forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(191,111)	(79,983)	(14,036)
Non-PEO NEO [Member] | Increase in the Fair Value of Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0	0	0
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0	0	(13,652)
Non-PEO NEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	$ 0	$ 0	$ 0

[1]	Mr. Schneider served as the Company's PEO (CEO and President) for each year presented.
[2]	(a) The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of CFCF PSU awards was estimated using the closing stock price of our common stock as of the last day of the applicable year and adjusted for management's estimate of performance; (3) the fair value of RTSR PSU awards was estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: estimates of performance, expected volatility, risk-free interest rate, correlation coefficient, and dividend yield); and (4) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects for each particular award and valuation date: adjustments for expected volatility, risk-free interest rate, dividend yield, expected term - calculated using the simplified method, and stock price). Declining stock price served as the primary driver of change in the fair value of options, partially offset by an increase in volatility - in particular for options granted prior to 2019, none of which were in-the-money as of any valuation date applicable to this table.
[3]

Non-PEO NEOs ($ amounts presented as averages) (a)	2022	2021	2020
Total Compensation as reported in the SCT	$2,362,459	$3,899,958	$3,065,564
Deduction of amounts reported under the "Stock Awards" column of the SCT	(1,579,605)	(932,201)	(954,082)
Deduction of amounts reported under the "Option Awards" column of the SCT	—	—	—
Increase for fair value of equity awards granted during the year that remain outstanding and unvested as of year-end	472,838	1,474,849	1,609,838
Increase for fair value of equity awards granted during the year that vested during the year	—	—	—
Change in fair value from the prior year-end to the current year-end for awards granted in prior years that were outstanding and unvested as of current year-end	(895,369)	651,998	816,268
Change in fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the current year	(342,309)	347,271	(1,763)
Deduction for the fair value of awards (determined at the end of the prior year) granted in prior years that were forfeited during the current year	(191,111)	(79,983)	(14,036)
Increase for the value of any dividends or other earnings paid on equity awards during the year prior to the vesting date that are not otherwise included in the total compensation for the year	—	—	—
Deduction for the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT	—	—	(13,652)
Increase for pension value attributable to current year's service and any change in pension value attributable to plan amendments made during the current year	—	—	—
Compensation Actually Paid to Non-PEO NEOs	$(173,097)	$5,361,892	$4,508,137

[4]	The Company's Non-PEO NEOs were: (i) in 2022, Ms. Simonelli; Ms. McSherry; Ms. Yannaccone and Ms. Wasser, (ii) in 2021, Ms. Simonelli; Ms. Wasser; Mr. M. Ryan Gorman; and Ms. Katrina Helmkamp, and (iii) in 2020, Ms. Simonelli; Ms. Wasser; Ms. Helmkamp; and Mr. Casey.
[5]	Peer group is the S&P Home Builders Select Industry index, or XHB Index (which includes a diversified group of holdings representing home building, building products, home furnishings and home appliances). The XHB Index is the published industry or line-of-business index utilized in the Company's Annual Report on Form 10-K for the year ended December 31, 2022.
[6]	Represents the amount of net income (loss) reflected in our audited financial statements for each applicable fiscal year.
[7]	Operating EBITDA is our primary non-GAAP measure. See Annex A for a definition of Operating EBITDA, an explanation of why we believe this non-GAAP measure is useful to investors and the limitations of this measure as an analytical tool.Most Important Company Performance Measures